Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net profit for the period	$ 153,735	$ 828,559
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	47,392	34,052
Fair value gain on Investment for funds at fair value through profit or loss	(33,592)
Amortization of ROU assets	412,272	407,886
Changes in operating assets and liabilities:
Trade receivables	(435,868)	(1,148,824)
Inventories	(33,330)	382,651
Other receivables and prepayments	(227,595)	(94,476)
Trade and other payables	(592,085)	372,673
Contract liabilities	402,913	(116,992)
Taxes payable	18,067	124,689
Amount due from/to related parties, net	44,074	(37,099)
Net cash (used in)/provided by operating activities	(244,017)	753,119
Cash flows from investing activities:
Additions to property, plant and equipment	(35,433)	(41,035)
Additions to intangible assets	(7,066)	(65,308)
Net cash used in investing activities	(42,499)	(106,343)
Cash flows from financing activities:
Repayment of bank loans	(184,350)	(106,408)
Capital contribution from shareholders		250,000
Deferred IPO costs paid		(443,992)
Repayment of loan to related parties	(12,506)	(226,679)
Loan from related parties	347,468	7,451
Decrease of lease liabilities, net	(420,166)	(392,395)
Net cash used in financing activities	(269,554)	(912,023)
Effect of exchange rates changes on cash	(1,680)	3,381
Net increase in cash	(557,750)	(261,866)
Cash and restricted cash, beginning of the year	749,121	627,257
Cash and restricted cash, end of the year	191,371	365,391
Supplemental cash flow disclosures:
Cash paid for interest (exclusive of interest for lease liability)	48,318	49,254
Non cash investing/financing activities:
Right-of-use assets obtained in exchange for operating new lease liabilities	503,039	881,135
Right-of-use assets and operating lease liabilities modification		(136,858)
Shares issued advanced amortized for deferred IPO costs		$ 457,429